Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, $0.0001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	23.76
Maximum Aggregate Offering Price	$ 118,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,406.28
Offering Note	In accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant's common shares, $0.0001 par value per share (the "Common Shares") as reported on the Nasdaq Capital Market on June 3, 2026. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional Common Shares, that become issuable under the OneSpaWorld Holdings Limited Amended and Restated 2019 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. This Registration Statement covers 5,000,000 additional Common Shares, which are issuable pursuant to the Plan, which shares consist of Common Shares reserved and available for delivery with respect to awards under the Plan and additional Common Shares that may again become available for delivery with respect to awards under the Plan pursuant to the terms and conditions of the Plan.